Long-Term Debt:	6 Months Ended
Jun. 30, 2016
Debt Disclosure
Long-Term Debt:
5. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

		Period/ Year Ended
Debt instruments	Borrowers-Issuers	June 30, 2016	December 31, 2015

$340.0 Million Credit Facility	Pegasus-Lance-Seacrown-Fareastern	295,000	305,000
$250.0 Million Senior Unsecured Notes	Dynagas Partners- Dynagas Finance	250,000	250,000
$200 Million Term Loan Facility	Navajo- Solana	193,750	133,333
Total debt		$738,750	$688,333
Less deferred financing fees		(7,058)	(8,048)
Total debt, net of deferred finance costs		$731,692	$680,285
Less current portion, net of deferred financing fees		$(31,654)	$(27,467)

Long-term portion		$700,038	$652,818

$340 Million Senior Secured Revolving Credit Facility

On June 19, 2014, certain subsidiaries of the Partnership entered, on a joint and several basis, into a Senior Secured Revolving Credit Facility (the “$340 Million Credit Facility”) with an affiliate of Credit Suisse for $340.0 million to refinance the $214.1 million outstanding under a previous credit facility with the same lender and to fund a portion of the purchase price for the Arctic Aurora acquisition. The $340 Million Credit Facility is guaranteed by the Partnership, Dynagas Equity and Dynagas Operating and is secured by a first priority or preferred cross-collateralized mortgage on each of the Amur River, the Ob River, the Clean Energy and the Arctic Aurora, a specific assignment of the existing charters and a first assignment of earnings and insurances in relation to the vessels.

The facility bears interest at LIBOR plus a margin and is payable in 28 consecutive equal quarterly installments of $5.0 million each and a balloon payment of $200.0 million at maturity in March 2021.

$250 Million Senior Unsecured Notes due 2019
On September 15, 2014, the Partnership completed a public offering of $250.0 million aggregate principal amount Senior Unsecured Notes offering due October 30, 2019, (the “Notes”) with the purpose of funding the majority of the purchase price related to the Yenisei River acquisition. The Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year. As per the provisions of the Notes and the Indenture, the Partnership may issue from time to time, unlimited as to principal amount senior unsecured debentures, to be issued in one or more series. The Notes are unsubordinated unsecured obligations of the Partnership and are not redeemable at its option prior to maturity.

$200 Million Term Loan Facility

On December 17, 2015, Navajo and Solana, wholly owned subsidiaries of the Partnership, entered, on a joint and several basis, into a facility agreement with a group of lenders (ABN AMRO N.V., KFW IPEX-Bank GMBH and DNB ASA), with ABN Amro NV acting as agent, for a senior secured term loan facility of up to
$200.0 million (the “$200 Million Term Loan Facility”), to partially finance the Lena River acquisition, further discussed in Note 3(c), and for working capital purposes. The financing agreement has a five year maturity profile and is split in two vessel tranches, one for each of the vessels owned by Navajo and Solana, respectively, with each tranche being for a maximum $100.0 million. The $200 Million Term Loan Facility bears interest at LIBOR plus a margin. Each tranche is repayable in 20 consecutive quarterly installments of approximately $1.56 million each and a balloon payment of $68.8 million at maturity. On December 21, 2015, in connection with the Lena River acquisition, the Partnership drew down $133.3 million from the $200 Million Term Loan Facility, or $66.65 million per borrowing entity, being the first out of two advances of both vessel tranches. On January 5, 2016, the Partnership drew down the $66.7 million available undrawn commitments, or the second advance of both vessel tranches of the $200 Million Term Loan Facility. Of these amounts, $35.0 million were used at the same date to repay in full the credit financing provided by the Sponsor to the Partnership to acquire the Lena River (Note 3(c)).The $200 Million Term Loan Facility is unconditionally and irrevocably guaranteed by Dynagas Partners and is secured, amongst other, by a first priority cross-collateralized mortgage on each of the Yenisei River and the Lena River, a first priority specific assignment of the existing time charters, a first priority assignment of all insurances and earnings of the vessels and an assignment of any subsequent time charter of a duration of more than twelve months.

Debt Covenants
The Partnership's debt arrangements contain customary financial and other covenants that require the Partnership to maintain:
  a maximum ratio of total consolidated liabilities of the Partnership's consolidated market value      adjusted total assets;
  a minimum interest coverage ratio;
  certain levels of consolidated minimum liquidity;
  a maximum ratio expressed as a percentage of total borrowings to total book assets;
  a certain minimum net worth level; and
  a minimum asset coverage ratio, being the ratio of the aggregate of the vessels' market values and the net realizable value of any additional security over the outstanding amount of the facility.
The $200 Million Term Loan Facility imposes certain additional cash related restrictions that require the borrowing entities to maintain certain minimum liquidity levels on a per vessel basis and to maintain and transfer funds to designated accounts for each vessel.
The Partnership's debt arrangements further include other customary restrictions that prohibit the Partnership from declaring or making any distributions if an event of default occurs and which further require, the Partnership's Sponsor to own, directly or indirectly, minimum voting interests in the Partnership.
As of June 30, 2016, the Partnership was in compliance with all financial covenants prescribed in its debt agreements.
The annual principal payments for the Partnership's outstanding debt arrangements as at June 30, 2016, required to be made after the balance sheet date were as follows:

Period/Year ending December 31,	Amount
2016 (July to December 2016)	$16,250
2017	32,500
2018	32,500
2019	282,500
2020	170,000
2021 and thereafter	205,000

Total long term debt	$738,750

The Partnership's weighted average interest rate on its long-term debt for the six month periods ended June 30, 2016 and 2015, was 4.3% and 4.5%, respectively.
Total interest incurred on long-term debt for the six month periods ended June 30, 2016 and 2015, amounted to $16,358 and $12,956, respectively and is included in Interest and finance costs (Note 11) in the accompanying unaudited interim condensed consolidated statements of income.
Commitment fees incurred in the six months ended June 30, 2016 and 2015, amounted to $2 and $nil, respectively. Such fees are included in Interest and finance costs (Note 11) in the accompanying unaudited interim condensed consolidated statements of income.